Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2024
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET
7.
LICENSED COPYRIGHTS, NET

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	44,838,191	(37,060,309)	(228,853)	7,549,029
—Sublicensing rights	7,667,525	(7,667,525)	—	—
	52,505,716	(44,727,834)	(228,853)	7,549,029
Less: current portion
—Broadcasting rights	7,773,805	(7,177,844)	(13,440)	582,521
—Sublicensing rights	7,667,525	(7,667,525)	—	—
	15,441,330	(14,845,369)	(13,440)	582,521
Licensed copyrights—non-current
—Broadcasting rights	37,064,386	(29,882,465)	(215,413)	6,966,508
—Sublicensing rights	—	—	—	—
	37,064,386	(29,882,465)	(215,413)	6,966,508

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	46,578,345	(39,058,192)	(201,382)	7,318,771	1,002,667
—Sublicensing rights	8,338,409	(8,338,409)	—	—	—
	54,916,754	(47,396,601)	(201,382)	7,318,771	1,002,667
Less: current portion
—Broadcasting rights	7,600,279	(7,202,541)	(9,020)	388,718	53,254
—Sublicensing rights	8,338,409	(8,338,409)	—	—	—
	15,938,688	(15,540,950)	(9,020)	388,718	53,254
Licensed copyrights—non-current
—Broadcasting rights	38,978,066	(31,855,651)	(192,362)	6,930,053	949,413
—Sublicensing rights	—	—	—	—	—
	38,978,066	(31,855,651)	(192,362)	6,930,053	949,413

Amortization expense of RMB7,780,928, RMB7,087,769 and RMB7,488,646 (US$1,025,940) was recognized as cost of revenues for the years ended December 31, 2022, 2023 and 2024, respectively.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Within 1 year	2,883,428	395,028
Between 1 and 2 years	1,595,092	218,527
Between 2 and 3 years	1,032,611	141,467